New York Life Insurance Company 44 S. Broadway White Plains, NY 10601 Tel: (914) 846-3178 E-Mail: Haroula_KordolemisBallas@newyorklife.com www.newyorklife.com
Haroula Ballas Associate General Counsel
VIA EDGAR
August 12, 2026
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:
New York Life Insurance and Annuity Corporation
NYLIAC Variable Annuity Separate Account-III
File No. 333-172046 and 811-08904
Commissioners:
On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus, as supplemented, and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 24 on Form N-4 that was filed by the Registrant on August 10, 2026 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on August 10, 2026.
If you have any questions regarding the foregoing, please contact the undersigned at phone number (914) 846-3178.
Very truly yours,
/s/ Haroula Ballas Haroula Ballas Associate General Counsel